Net finance costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net finance costs
6. Net finance costs

All figures in £ millions	Notes	2019	2018	2017
Interest payable on financial liabilities at amortised cost and associated derivatives		(22)	(42)	(99)
Interest on lease liabilities		(45)	—	—
Net foreign exchange losses		(5)	(36)	—
Finance costs associated with transactions		—	(1)	(6)
Derivatives not in a hedge relationship		(12)	(7)	(5)
Derivatives in a hedge relationship		—	(5)	—

Finance costs		(84)	(91)	(110)

Interest receivable on financial assets at amortised cost		15	18	20
Interest on lease receivables		11	—	—
Net finance income in respect of retirement benefits	25	13	11	3
Net foreign exchange gains		—	—	44
Derivatives not in a hedge relationship		2	6	12
Derivatives in a hedge relationship		—	1	1

Finance income		41	36	80

Net finance costs		(43)	(55)	(30)

Included in interest receivable is £1m (2018: £1m, 2017: £1m) of interest receivable from related parties. Net movement in fair value of hedges is explained in note 16.
For further information on adjusted measures above, see note 8.